RELATED PARTIES - Assets/Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of transactions between related parties [line items]
Preferred shares held by Brookfield Corporation	$ (2,959)	$ (2,809)
Related party
Disclosure of transactions between related parties [line items]
Net (payables)/receivables within equity accounted investments	(23)	(11)
Loans and notes receivable	277	649
Debt obligations, payables and other liabilities	(2,402)	(2,846)
Corporate borrowings	(1,076)	(1,076)
Property-specific obligations	(578)	(541)
Preferred shares held by Brookfield Corporation	(2,959)	(2,809)
Brookfield Corporation interest in CanHoldco	(1,231)	(1,277)
Affiliates
Disclosure of transactions between related parties [line items]
Loans and notes receivable	277	146
Debt obligations, payables and other liabilities	$ (372)	$ (464)